Net loss per share - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator
Net (loss) / income attributable to the Company - basic	$ (36,452)	$ (19,472)
Net (loss) / income attributable to the Company - diluted	$ (36,452)	$ (19,472)
Denominator
Weighted average shares – basic	51,186,206	59,834,256
Weighted average shares – diluted	51,186,206	59,834,256
Net (loss) / income per share attributable to the Company
Basic	$ (0.71)	$ (0.33)
Diluted	$ (0.71)	$ (0.33)